Segmental reporting (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Gold income	$ 6,188	$ 4,334
By-product revenue	152	74
Cost of sales	2,694	2,372
Gross profit	3,646	2,036
Amortisation	600	558
Capital expenditure	915	653
Total assets	15,554		$ 15,078
Operating segments
Disclosure of operating segments [line items]
Gold income	6,842	4,751
By-product revenue	154	75
Cost of sales	2,944	2,585
Gross profit	4,052	2,241
Amortisation	646	605
Capital expenditure	1,016	717
AFRICA | Operating segments
Disclosure of operating segments [line items]
Gold income	4,504	3,190
By-product revenue	10	5
Cost of sales	1,880	1,636
Gross profit	2,634	1,559
Amortisation	454	428
Capital expenditure	697	510
Total assets	9,888		9,294
AFRICA | Operating segments | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Gold income	654	417
By-product revenue	2	1
Cost of sales	250	213
Gross profit	406	205
Amortisation	46	47
Capital expenditure	101	64
Total assets	1,017		981
AFRICA | Operating segments | Iduapriem
Disclosure of operating segments [line items]
Gold income	427	278
Cost of sales	220	201
Gross profit	207	76
Amortisation	34	56
Capital expenditure	82	72
Total assets	735		668
AFRICA | Operating segments | Obuasi
Disclosure of operating segments [line items]
Gold income	514	376
By-product revenue	0	1
Cost of sales	233	202
Gross profit	282	175
Amortisation	40	42
Capital expenditure	121	88
Total assets	1,710		1,617
AFRICA | Operating segments | Siguiri
Disclosure of operating segments [line items]
Gold income	717	511
Cost of sales	333	300
Gross profit	384	211
Amortisation	26	33
Capital expenditure	108	32
Total assets	730		700
AFRICA | Operating segments | Geita
Disclosure of operating segments [line items]
Gold income	1,148	828
By-product revenue	4	2
Cost of sales	418	350
Gross profit	733	480
Amortisation	112	81
Capital expenditure	108	129
Total assets	1,364		1,283
AFRICA | Operating segments | Sukari
Disclosure of operating segments [line items]
Gold income	1,044	780
By-product revenue	4	1
Cost of sales	426	370
Gross profit	622	412
Amortisation	196	169
Capital expenditure	177	125
Total assets	4,321		4,034
AFRICA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Total assets	11		11
AUSTRALIA | Operating segments
Disclosure of operating segments [line items]
Gold income	1,269	797
By-product revenue	6	3
Cost of sales	599	475
Gross profit	676	325
Amortisation	109	76
Capital expenditure	91	75
Total assets	1,152		1,115
AUSTRALIA | Operating segments | Sunrise Dam
Disclosure of operating segments [line items]
Gold income	476	366
By-product revenue	2	1
Cost of sales	257	216
Gross profit	221	151
Amortisation	35	29
Capital expenditure	50	30
AUSTRALIA | Operating segments | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Gold income	793	431
By-product revenue	4	2
Cost of sales	318	241
Gross profit	479	192
Amortisation	73	47
Capital expenditure	41	45
AUSTRALIA | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	24	18
Gross profit	(24)	(18)
Amortisation	1	0
AMERICAS | Operating segments
Disclosure of operating segments [line items]
Gold income	1,069	764
By-product revenue	138	67
Cost of sales	464	467
Gross profit	743	364
Amortisation	80	99
Capital expenditure	132	105
Total assets	1,744		1,712
AMERICAS | Operating segments | Administration and other
Disclosure of operating segments [line items]
Cost of sales	0	2
Gross profit	0	(2)
Total assets	154		72
AMERICAS | Operating segments | Cerro Vanguardia
Disclosure of operating segments [line items]
Gold income	456	295
By-product revenue	128	58
Cost of sales	239	226
Gross profit	345	128
Amortisation	33	37
Capital expenditure	47	31
Total assets	623		560
AMERICAS | Operating segments | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Gold income	613	387
By-product revenue	10	9
Cost of sales	225	171
Gross profit	398	225
Amortisation	47	48
Capital expenditure	85	54
Total assets	967		1,080
AMERICAS | Operating segments | Serra Grande
Disclosure of operating segments [line items]
Gold income	0	82
Cost of sales	0	68
Gross profit	0	13
Amortisation	0	14
Capital expenditure	0	20
PROJECTS | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	95	27
Total assets	1,063		975
PROJECTS | Operating segments | Colombian projects
Disclosure of operating segments [line items]
Capital expenditure	2	10
Total assets	100		117
PROJECTS | Operating segments | North American projects
Disclosure of operating segments [line items]
Capital expenditure	93	17
Total assets	963		858
CORPORATE AND OTHER | Operating segments
Disclosure of operating segments [line items]
Cost of sales	1	7
Gross profit	(1)	(7)
Amortisation	3	2
Capital expenditure	1	0
Total assets	1,707		$ 1,982
Equity-accounted joint venture included above | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Gold income	654	417
By-product revenue	2	1
Cost of sales	250	213
Gross profit	406	205
Amortisation	46	47
Capital expenditure	$ 101	$ 64